Long-term debt - Schedule of Long-term Debt (Parenthetical) (Detail) - Loan Maturity Date Extension [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
9.37%, US$3.7 million, maturing November 30, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	9.37%	9.37%
Debt	$ 3.7	$ 3.7
Debt, maturity date	November 30, 2022	November 30, 2022
8.82%, US$8.9 million, maturing November 30, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	8.82%	8.82%
Debt	$ 8.9	$ 8.9
Debt, maturity date	November 30, 2022	November 30, 2022
7.85%, US$12.1 million, maturing November 30, 2022[member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	7.85%	7.85%
Debt	$ 12.1	$ 12.1
Debt, maturity date	November 30, 2022	November 30, 2022
7.95%, US$5.3 million, maturing November 30, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	7.95%	7.95%
Debt	$ 5.3	$ 5.3
Debt, maturity date	November 30, 2022	November 30, 2022
8.20%, US$2.0 million, maturing November 30, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	8.20%	8.20%
Debt	$ 2.0	$ 2.0
Debt, maturity date	November 30, 2022	November 30, 2022
7.76%, US$11.3 million, maturing November 30, 2022 [member]
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	7.76%	7.76%
Debt	$ 11.3	$ 11.3
Debt, maturity date	November 30, 2022	November 30, 2022